INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Statutory And Other Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Nocera Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 11,157	$ 80	$ 21,931,112	$ 191,219	$ (18,868,420)	$ 98,906	$ 3,364,054	$ 84,325	$ 3,448,379
Beginning balance, shares at Dec. 31, 2023	11,156,987	80,000
Foreign currency translation adjustments						(57,307)	(57,307)	(3,288)	(60,595)
Common stock issuance	$ 1,800		1,978,200				1,980,000		1,980,000
Common stock issuance, shares	1,800,000
Share-based compensation			14,999				14,999		14,999
Net loss					(288,576)		(288,576)	(7,500)	(296,076)
Ending balance, value at Mar. 31, 2024	$ 12,957	$ 80	23,924,311	191,219	(19,156,996)	41,599	5,013,170	73,537	5,086,707
Ending balance, shares at Mar. 31, 2024	12,956,987	80,000
Beginning balance, value at Dec. 31, 2023	$ 11,157	$ 80	21,931,112	191,219	(18,868,420)	98,906	3,364,054	84,325	3,448,379
Beginning balance, shares at Dec. 31, 2023	11,156,987	80,000
Net loss									(226,627)
Ending balance, value at Jun. 30, 2024	$ 13,557	$ 80	24,580,877	191,219	(19,072,573)	(103,501)	5,609,659	57,690	5,667,349
Ending balance, shares at Jun. 30, 2024	13,556,987	80,000
Beginning balance, value at Mar. 31, 2024	$ 12,957	$ 80	23,924,311	191,219	(19,156,996)	41,599	5,013,170	73,537	5,086,707
Beginning balance, shares at Mar. 31, 2024	12,956,987	80,000
Foreign currency translation adjustments						(145,100)	(145,100)	(873)	(145,973)
Common stock issuance	$ 600		641,400				642,000		642,000
Common stock issuance, shares	600,000
Share-based compensation			15,166				15,166		15,166
Net loss					84,423		84,423	(14,974)	69,449
Ending balance, value at Jun. 30, 2024	$ 13,557	$ 80	24,580,877	191,219	(19,072,573)	(103,501)	5,609,659	57,690	5,667,349
Ending balance, shares at Jun. 30, 2024	13,556,987	80,000
Beginning balance, value at Dec. 31, 2024	$ 14,047	$ 80	25,200,265	191,219	(21,238,881)	12,415	4,179,145	40,434	4,219,579
Beginning balance, shares at Dec. 31, 2024	14,047,539	80,000
Foreign currency translation adjustments						2,838	2,838	(423)	2,415
Common stock issuance	$ 200		149,800				150,000		150,000
Common stock issuance, shares	200,000
Net loss					(248,017)		(248,017)	(9,600)	(257,617)
Ending balance, value at Mar. 31, 2025	$ 14,247	$ 80	25,350,065	191,219	(21,486,898)	15,253	4,083,966	30,411	4,114,377
Ending balance, shares at Mar. 31, 2025	14,247,539	80,000
Beginning balance, value at Dec. 31, 2024	$ 14,047	$ 80	25,200,265	191,219	(21,238,881)	12,415	4,179,145	40,434	4,219,579
Beginning balance, shares at Dec. 31, 2024	14,047,539	80,000
Net loss									(760,262)
Ending balance, value at Jun. 30, 2025	$ 14,367	$ 80	25,439,945	191,219	(21,978,606)	68,310	3,735,315	22,917	3,758,232
Ending balance, shares at Jun. 30, 2025	14,367,539	80,000
Beginning balance, value at Mar. 31, 2025	$ 14,247	$ 80	25,350,065	191,219	(21,486,898)	15,253	4,083,966	30,411	4,114,377
Beginning balance, shares at Mar. 31, 2025	14,247,539	80,000
Foreign currency translation adjustments						53,057	53,057	3,443	56,500
Common stock issuance	$ 120		89,880				90,000		90,000
Common stock issuance, shares	120,000
Net loss					(491,708)		(491,708)	(10,937)	(502,645)
Ending balance, value at Jun. 30, 2025	$ 14,367	$ 80	$ 25,439,945	$ 191,219	$ (21,978,606)	$ 68,310	$ 3,735,315	$ 22,917	$ 3,758,232
Ending balance, shares at Jun. 30, 2025	14,367,539	80,000